Commitments and Contingencies	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 12 — Commitments and contingencies

Commitments

The Company has entered into agreements as of March 31, 2022 primarily in regard to advancement in clinical and non-clinical research programs, production of drug substance and technology transfer of the drug product process for SLK.

As of March 31, 2022, the total committed amount under these agreements not yet recognized in the unaudited consolidated statement of operations amounted to USD 65.8 million.

Note 13 — Commitments and contingencies

Commitments

The Company has entered into agreements as of December 31, 2021 primarily in regard to advancement in clinical and non-clinical research programs, production of drug substance and technology transfer of the drug product process for SLK.

As of December 31, 2021, the total committed amount under these agreements amounted to USD 10.7 million of which USD 1.3 million has been recognized in the consolidated statement of operations and USD 0.9 million has been recorded as prepaid expense in the consolidated balance sheet.

Helix Acquisition Corp.[Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 global pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these condensed financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

Registration Rights

Pursuant to a registration rights agreement entered into on October 19, 2020, the holders of the Founder Shares and Private Placement Shares that may be issued upon conversion of Working Capital Loans will be entitled to registration rights require the Company to register a sale of any of the Company’s securities held by them. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to a deferred fee of $0.35 per Share, or $4,025,000 in the aggregate. The deferred fee was paid to the underwriters from the amounts held in the Trust Account following the consummation of the Business Combination, subject to the terms of the underwriting agreement.

Financial Advisor Fees

The underwriters of Helix’s initial public offering were entitled to a deferred fee of $0.35 per share sold in the IPO. The deferred fee was paid to the underwriters following that consummation of the Business Combination, subject to the terms of the underwriting agreement.

In connection with the proposed Business Combination with MoonLake AG, Helix retained SVB Leerink LLC as its financial advisor in connection with the Business Combination to provide an opinion on the fairness, from a financial point of view, to Helix of the consideration to be paid by Helix in the Business Combination. Helix also retained

Jefferies, one of the underwriters of the Initial Public Offering, as lead capital markets advisor and lead placement agent, Cowen and Company, LLC as co-lead placement agent, and SVB Leerink as financial advisor and co-lead placement agent for the PIPE financing. Under the placement agent engagement letters between Helix and each of Jefferies, Cowen, and SVB Leerink, each of Jefferies, Cowen, and SVB Leerink were entitled to a placement agent fee based on the amount of gross proceeds of the PIPE, payable upon the consummation of the PIPE.

The aggregate amount of contingent and deferred fees paid by Helix upon the consummation of the Business Combination with MoonLake AG was approximately $9.1 million (including expense reimbursements).

Board Member Agreements

Throughout 2021, Helix entered into board member agreements with the new directors that will serve as members of Helix’s Board of Directors following the proposed Business Combination with MoonLake AG. These board member agreements will take effect at the Closing of the proposed Business Combination. The annual base compensation for each new Board Member will be $35,000 per calendar year, with additional compensation for committee roles, subject to the terms of the board member agreement.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 global pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on October 19, 2020, the holders of the Founder Shares and Private Placement Shares that may be issued upon conversion of Working Capital Loans will be entitled to registration rights require the Company to register a sale of any of the Company’s securities held by them. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Share, or $4,025,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On October 4, 2021, the Company announced that it entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, MoonLake Immunotherapeutics AG, a Swiss stock corporation (Aktiengesellschaft) registered with the commercial register of the Canton of Zug, Switzerland under the number CHE-433.093.536 (“MoonLake”), the existing equity holders of MoonLake (collectively, the “ML Parties”), Helix Holdings LLC, a Cayman Islands limited liability company and the sponsor of the Company (the “Sponsor”), and the representative of the ML Parties.

Following completion (the “Closing” and the date of Closing, the “Closing Date”) of the Business Combination contemplated by the Business Combination Agreement, (i) the existing equity holders of MoonLake will retain their equity interests in MoonLake (except as noted in the Company’s Form 8-K filed on October 4, 2021) and will receive a number of non-economic voting shares in the Company determined by multiplying the number of MoonLake common shares held by them immediately prior to the Closing by the Exchange Ratio; (ii) ) certain equity holders of MoonLake (the “BVF Shareholders”) will assign all of their MoonLake common shares to the Company and the Company will issue to the BVF Shareholders an aggregate number of the Company’s Class A ordinary shares equal to the product of such number of assigned MoonLake common shares and the Exchange Ratio; and (iii) Helix will receive a controlling equity interest in MoonLake in exchange for making the Cash Contribution (as defined in the Business Combination Agreement). The Exchange Ratio is the quotient obtained by dividing (a) 360,000,000 by (b) the fully diluted shares of MoonLake prior to the Closing by (c) 10. Substantially all of the assets and business of MoonLake and Helix will be held by MoonLake as the operating company following the Closing. At the Closing, the Company will change its name to “MoonLake Immunotherapeutics.”

The Business Combination has been approved by the boards of directors of each of the Company and MoonLake. The Closing is expected to occur late in the fourth quarter of 2021 or early in the first quarter of 2022, following the receipt of the required approval by MoonLake’s and the Company’s shareholders and the satisfaction of certain other customary closing conditions.

On October 4, 2021, concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors” which include an affiliate of the Sponsor and the BVF Shareholders and their affiliates) pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 11,500,000 the Company’s Class A ordinary shares at a price of $10.00 per share, for an aggregate purchase price of $115,000,000 (the “PIPE”).

The PIPE is expected to be consummated immediately prior to or substantially concurrently with the Closing of the Business Combination. The closing of the PIPE is conditioned upon, among other things, (i) the satisfaction or waiver of all conditions precedent to the Business Combination and the substantially concurrent consummation of the Business Combination, (ii) the accuracy of all representations and warranties of the Company and the PIPE Investors in the Subscription Agreements, subject to certain bring-down standards, and (iii) the satisfaction of all covenants, agreements, and conditions required to be performed by the Company and the PIPE Investors pursuant to the Subscription Agreements. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors.

The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Business Combination Agreement or Investment Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the Company and the PIPE Investor to terminate its Subscription Agreement; (c) if on the Closing Date, any of the conditions to closing set forth in the Subscription Agreement are not satisfied or waived, and, as a result thereof, the transactions contemplated in the Subscription Agreement are not consummated at the Closing; or (d) May 30, 2022.

Financial Advisor Fees

The underwriters of Helix’s initial public offering are entitled to a deferred fee of $0.35 per share sold in the IPO. The deferred fee will become payable to the underwriters in the event that Helix completes an initial business combination, subject to the terms of the underwriting agreement.

In connection with the proposed Business Combination with MoonLake, Helix retained SVB Leerink LLC as its financial advisor in connection with the Business Combination to provide an opinion on the fairness, from a financial point of view, to Helix of the consideration to be paid by Helix in the Business Combination. Helix also retained Jefferies, one of the underwriters of the Initial Public Offering, as lead capital markets advisor and lead placement agent, Cowen and Company, LLC as co-lead placement agent, and SVB Leerink as financial advisor and co-lead placement agent for the PIPE financing. Under the placement agent engagement letters between Helix and each of Jefferies, Cowen, and SVB Leerink, each of Jefferies, Cowen, and SVB Leerink are entitled to a placement agent fee based on the amount of gross proceeds of the PIPE, payable upon the consummation of the PIPE.

The aggregate amount of contingent and deferred fees payable by Helix upon the consummation of the proposed Business Combination with MoonLake will be approximately $9.1 million (including expense reimbursements).

Board Member Agreements

Helix has entered into board member agreements with the new directors that will serve as members of Helix’s Board of Directors following the proposed Business Combination with MoonLake. These board member agreements will take effect at the Closing of the proposed Business Combination. The annual compensation for each new Board Member will be $35,000 per calendar year, subject to the terms of the board member agreement.